Escrow Reserves (Tables)	6 Months Ended
Dec. 31, 2022
Escrow Reserves [Abstract]
Summary of Escrow Reserves

	December 31,	Restated June 30,
	2022	2022	2021
(in U.S. dollars)
Escrow reserves	$9,137,605	$10,090,556	$—